Equity - Dividends (Details) - BRL (R$) R$ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends
Dividends paid	R$ 10,373	R$ 9,307	R$ 75,898	R$ 19,680	R$ 39,949
Inter and Co Participações Ltda.
Dividends
Dividends paid				9,307
Banco Inter S.A.
Dividends
Dividends paid			38,056	R$ 10,373	R$ 39,949
Inter Digital Corretora E Consultoria De Seguros Ltda.
Dividends
Dividends paid			25,812
Inter Food Ltda.
Dividends
Dividends paid			R$ 12,030